Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income/(loss)	¥ (273,066)	¥ 365,279	¥ 724,002
Net (income)/loss from discontinued operations, net of income taxes		62,366	(54,242)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation	9,582	9,383	11,859
Provision for allowance for credit losses, including related party amounts of RMB(2,336), RMB3,344 and RMB1,000 for the years ended December 31, 2019, 2020 and 2021, respectively	186,520	75,840	39,952
Depreciation and amortization expense	28,503	38,930	49,556
Amortization of the right-of-use assets	37,549	39,981	33,809
Impairment of intangible assets	369	10,572
Loss/(income) from equity method investments, net of impairment	(401)	(5,598)	3,447
Fair value changes in investments, net	(1,906)
Impairment of available-for-sale debt investments		2,000
Deferred tax benefit	(5,322)	(13,179)	(1,269)
(Gain)/loss on disposal of property and equipment	1,107	(1,642)	(216)
Gain on disposal of available-for-sale debt investments		(477,254)	(1,001,181)
Impairment of goodwill		22,786
Changes in fair value of loan related to co-sale of Particle shares		24,535
Changes in fair value of forward contract in relation to disposal of investments in Particle		(16,085)	(4,441)
Foreign currency exchange gain	(8,612)	(5,494)	(7,892)
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	33,161	(149,780)	(73,932)
Prepayments and other current assets	(8,285)	15,576	38,364
Amounts due from related parties	(25,492)	20,721	36,911
Other non-current assets	6,535	10,106	(98)
Accounts payable	(9,083)	(27,719)	(53,166)
Advances from customers	(5,374)	(7,337)	(7,341)
Salary and welfare payable	(36,787)	(1,185)	15,691
Taxes payable	10,166	20,778	15,735
Amounts due to related parties	315	265	15,437
Accrued expenses and other current liabilities	(45,834)	(78,031)	(123,338)
Long-term liabilities	(36,467)	(39,109)	(29,032)
Net cash used in continuing operating activities	(142,822)	(103,295)	(371,385)
Net cash provided by discontinued operating activities		186	41,080
Net cash used in operating activities	(142,822)	(103,109)	(330,305)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(16,833)	(12,090)	(57,885)
Placement of term deposits and short term investments	(5,839,637)	(6,456,943)	(9,175,619)
Maturity of term deposits and short term investments	5,810,436	6,404,429	8,844,241
Payment for the equity investment	(14,000)	(82,000)	(6,500)
Loans provided to a third party related to co-sale of Particle shares		(68,867)
Net proceeds from disposal of available-for-sale debt investments		695,937	1,403,046
Deposits received from proposed buyers of investments in Particle			357,974
Cash acquired from acquisition of a subsidiary, net of cash acquired			175,489
Proceeds from disposal of property and equipment and intangible assets	17,381
Net cash provided by/(used in) continuing investing activities	(42,653)	480,466	1,540,746
Net cash (used in)/provided by discontinued investing activities		265,753	(80,352)
Net cash provided by/(used in) investing activities	(42,653)	746,219	1,460,394
Cash flows from financing activities:
Proceeds from exercise of stock options			511
Repayment of loan from a noncontrolling shareholder		(7,630)
Repayment of short-term bank loans			(267,886)
Dividends paid to shareholders	(3,540)	(645,244)	(703,145)
Cash received from discount of notes receivable		11,612
Capital injection from noncontrolling shareholders		1,600
Net cash used in continuing financing activities	(3,540)	(639,662)	(970,520)
Net cash used in discontinued financing activities			(144,100)
Net cash used in financing activities	(3,540)	(639,662)	(1,114,620)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,778	(38,563)	(35,191)
Cash, cash equivalents and restricted cash of discontinued operations		46,840	(33,916)
Net decrease in cash, cash equivalents and restricted cash	(184,237)	(35,115)	(19,722)
Cash, cash equivalents and restricted cash at the beginning of the year	388,835	377,110	430,748
Cash and cash equivalents at the beginning of the year	357,796	310,876	161,100
Restricted cash at the beginning of the year	31,039	66,234	269,648
Cash, cash equivalents and restricted cash at the end of the year	204,598	388,835	377,110
Cash and cash equivalents at the end of the year	188,980	357,796	310,876
Restricted cash at the end of the year	15,618	31,039	66,234
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	¥ 1,012	1,688	1,083
Cash paid during the period for interest expenses		1,112	¥ 4,026
Supplemental disclosure of non-cash investing activities:
Acquisition of available-for-sale debt investments from pledge of an interest-free loan		42,135
Acquisition of available-for-sale debt investments from a series of debt restructuring transaction and share exchange transaction		¥ 5,980